Consolidated statements of changes in equity - USD ($) $ in Thousands	Common stock [member]	Treasury stock [member]	Additional paid-in capital in excess of value assigned to common stock [member]	Capital reserves [member]	Regulatory reserves [member]	Retained earnings [member]	Other comprehensive income [member]	Total
Balance at Dec. 31, 2016	$ 279,980	$ (69,176)	$ 120,594	$ 95,210	$ 62,459	$ 525,048	$ (2,801)	$ 1,011,314
Profit for the year	0	0	0	0	0	81,999	0	81,999
Other comprehensive income (loss)	0	0	0	0	0	0	4,764	4,764
Issuance of restricted stock	0	1,259	(1,229)	0	0	0	0	30
Compensation cost - stock options and stock units plans	0	0	296	0	0	0	0	296
Exercised options and stock units vested	0	4,697	280	0	0	0	0	4,977
Repurchase of "Class B" and "Class E" common stock		(28)						(28)
Regulatory credit reserve	0	0	0	0	1,865	(1,865)	0	0
Dymanic provision	0	0	0	0	64,930	(64,930)	0	0
Dividends declared	0	0	0	0	0	(60,540)	0	(60,540)
Balance at Dec. 31, 2017	279,980	(63,248)	119,941	95,210	129,254	479,712	1,963	1,042,812
Profit for the year	0	0	0	0	0	11,138	0	11,138
Other comprehensive income (loss)	0	0	0	0	0	0	(1,543)	(1,543)
Issuance of restricted stock	0	1,259	(1,259)	0	0	0	0	0
Compensation cost - stock options and stock units plans	0	0	1,051	0	0	0	0	1,051
Exercised options and stock units vested	0	3,355	254	0	0	0	0	3,609
Repurchase of "Class B" and "Class E" common stock	0	(2,442)	0	0	0	0	0	(2,442)
Regulatory credit reserve	0	0	0	0	(20,498)	20,498	0	0
Dymanic provision	0	0	0	0	27,263	(27,263)	0	0
Dividends declared	0	0	0	0	0	(61,035)	0	(61,035)
Balance at Dec. 31, 2018	279,980	(61,076)	119,987	95,210	136,019	423,050	420	993,590
Effect for change in accounting policy						(1,926)		(1,926)
Balances at January 1, 2019, adjusted	279,980	(61,076)	119,987	95,210	136,019	421,124	420	991,664
Profit for the year	0	0	0	0	0	86,053	0	86,053
Other comprehensive income (loss)	0	0	0	0	0	0	(2,389)	(2,389)
Transfer of fair value on equity instrument at FVOCI						(151)	151	0
Issuance of restricted stock	0	1,259	(1,259)	0	0	0	0	0
Compensation cost - stock options and stock units plans	0	0	1,782	0	0	0	0	1,782
Exercised options and stock units vested	0	148	(148)	0	0	0	0	0
Dividends declared	0	0	0	0	0	(60,943)	0	(60,943)
Balance at Dec. 31, 2019	$ 279,980	$ (59,669)	$ 120,362	$ 95,210	$ 136,019	$ 446,083	$ (1,818)	$ 1,016,167